Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Common Stock Reflected on the Unaudited Condensed Consolidated Balance Sheets	The shares of common stock reflected on the unaudited condensed consolidated balance sheets are reconciled on the following table:
Redeemable ordinary shares subject to possible redemption at December 31, 2023	$23,850,678
Less:
Redemption of Common Stock	(12,219,791)
Plus:
Accretion of carrying value to redemption value	499,211
Redeemable ordinary shares subject to possible redemption at September 30, 2024	$12,130,098
The shares of common stock reflected on the consolidated balance sheets are reconciled on the following table:
Gross proceeds	$77,276,860
Less:
Fair value of Public Rights at issuance	(2,627,413)
Public shares issuance costs	(4,626,437)
Plus:
Accretion of carrying value to redemption value	9,491,256
Redeemable ordinary shares subject to possible redemption at December 31, 2022	79,514,266
Less:
Redemptions	(58,351,987)
Plus:
Accretion of carrying value to redemption value	2,688,399
Redeemable ordinary shares subject to possible redemption at December 31, 2023	$23,850,678

Schedule of Basic and Diluted Net (Loss) Income Per Common Share	The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):
	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
	2024		2023		2024		2023
	Redeemable	Non- redeemable	Redeemable	Non- redeemable	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income	$(25,953)	$(54,744)	$100,498	$63,795	$(108,443)	$(137,686)	$(26,772)	$(12,608)
Denominator:
Basic and diluted weighted average shares outstanding	1,082,789	2,283,976	3,598,051	2,283,976	1,798,888	2,283,976	4,849,939	2,283,976

Basic and diluted net (loss) income per common share	$(0.02)	$(0.02)	$0.03	$0.03	$(0.06)	$(0.06)	$(0.01)	$(0.01)
The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):
	For the Year Ended December 31,
	2023		2022
	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(35,114)	(19,208)	$(1,845,282)	$(545,437)
Denominator:
Basic and diluted weighted average shares outstanding	4,175,166	2,283,976	7,719,577	2,281,786

Basic and diluted net loss per common share	$(0.01)	(0.01)	$(0.24)	$(0.24)